Nature of the business	12 Months Ended
Dec. 31, 2017
Nature of the business [Abstract]
Nature of the business
Note 1.- Nature of the business

Atlantica Yield plc (“Atlantica Yield” or the “Company”) was incorporated in England and Wales as a private limited company on December 17, 2013 under the name Abengoa Yield Limited. On March 19, 2014, the Company was re-registered as a public limited company, under the name Abengoa Yield plc. On May 13, 2016, the change of the Company´s registered name to Atlantica Yield plc was filed with the Registrar of Companies in the United Kingdom.

Atlantica Yield is a total return company that owns, manages and acquires renewable energy, efficient natural gas (previously denominated “conventional power”) , electric transmission lines and water assets focused on North America (the United States and Mexico), South America (Peru, Chile and Uruguay) and EMEA (Spain, Algeria and South Africa).

The Company’s largest shareholder is Abengoa S.A. (“Abengoa”), which, based on the most recent public information, currently owns a 41.47 % stake in Atlantica Yield. Abengoa does not consolidate the Company in its consolidated financial statements.

On June 18, 2014, Atlantica Yield closed its initial public offering issuing 24,850,000 ordinary shares. The shares were offered at a price of $29 per share, resulting in gross proceeds to the Company of $720,650 thousand. The underwriters further purchased 3,727,500 additional shares from the selling shareholder, a subsidiary wholly owned by Abengoa, at the public offering price less fees and commissions to cover over-allotments (“greenshoe”) driving the total proceeds of the offering to $828,748 thousand.

Prior to the consummation of the initial public offering, Abengoa contributed, through a series of transactions, which we refer to collectively as the “Asset Transfer,” ten concessional assets, certain holding companies and a preferred equity investment in Abengoa Concessoes Brasil Holding (“ACBH”), which is a subsidiary of Abengoa engaged in the development, construction, investment and management of contracted concessions in Brazil, comprised mostly of transmission lines. As consideration for the Asset Transfer, Abengoa received a 64.28% interest in Atlantica Yield and $655.3 million in cash, corresponding to the net proceeds of the initial public offering less $30 million retained by Atlantica Yield for liquidity purposes.

Atlantica Yield’s shares began trading on the NASDAQ Global Select Market under the symbol “ABY” on June 12, 2014. The symbol changed to “AY” on November 11, 2017.

During 2016, the Company closed the acquisition of a 13% stake in Solacor 1/2 from the JGC Corporation (“JGC”), which reduced the JGC´s ownership in Solacor 1/2 to 13%, and of an 80% stake in Fotovoltaica Solar Sevilla, S.A. (“Seville PV”) from Abengoa, a 1 MW solar photovoltaic plant in Spain.

On February 28, 2017, the Company closed the acquisition of a 12.5% interest in a 114-mile transmission line in the U.S. from Abengoa. The asset will receive a Federal Energy Regulatory Commission (“FERC”) regulated rate of return, and is currently under development, with Commercial Operation Date (“COD”) expected in 2020.

On July 20, 2017, the Company reached an agreement to acquire, subject to approvals from the relevant authorities in Peru, a 4 MW hydroelectric power plant in Peru for approximately $9 million.

The following table provides an overview of the concessional assets the Company owned as of December 31, 2017 (excluding the 12.5% interest in the transmission line in the U.S. acquired in February 2017):

Assets	Type	Ownership	Location	Currency(8)	Capacity (Gross)	Counterparty Credit Ratings(9)	COD*	Contract Years Left (12)

Solana	Renewable (Solar)	100% Class B(1)	Arizona (USA)	USD	280 MW	A-/A3/A-	4Q 2013	26

Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	A-/A3/A-	4Q 2014	22

Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	BBB+/Baa2/A-	3Q 2012 & 2Q 2012	20&19

Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	BBB+/Baa2/A-	1Q 2012 & 1Q 2012	19

PS10/PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	BBB+/Baa2/A-	1Q 2007 & 2Q 2009	14&16

Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	BBB+/Baa2/A-	3Q 2011& 4Q 2011	19

Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	BBB+/Baa2/A-	3Q 2012& 3Q 2012	20

Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	BBB+/Baa2/A-	2Q 2010 & 2Q 2010& 3Q 2010	17&17&18

Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	BBB+/Baa2/A-	3Q 2013	21

Kaxu	Renewable (Solar)	51%(4)	South Africa	Rand	100 MW	BB/Baa3/BB+(10)	1Q 2015	17

Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	2Q 2014	16

Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	4Q 2014	17

ACT	Efficient natural gas	100%	Mexico	USD	300 MW	BBB+/A3/ BBB+	2Q 2013	15

ATN	Transmission line	100%	Peru	USD	362 miles	BBB+/A3/BBB+	1Q 2011	23

ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/A3/BBB+	1Q 2014	26

ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2Q 2015	15

Quadra 1	Transmission line	100%	Chile	USD	49 miles	Not rated	2Q 2014	17

Quadra 2	Transmission line	100%	Chile	USD	32 miles	Not rated	1Q 2014	17

Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/Baa2/BBB+	4Q 2007	20

Skikda	Water	34.2%(5)	Algeria	USD	3.5 M ft3/day	Not rated	1Q 2009	16

Honaine	Water	25.5%(6)	Algeria	USD	7 M ft3/ day	Not rated	3Q 2012	20

Seville PV	Renewable (Solar)	80%(7)	Spain	Euro	1 MW	BBB+/Baa2/A-	3Q 2006	18

(1)
On September 30, 2013, Liberty Interactive Corporation invested $300,000 thousand in Class A membership interests in exchange for a share of the dividends and taxable loss generated by Solana. As a result of the agreement, Liberty Interactive Corporation will receive between 54.06% and 61.20% of both dividends and taxable loss generated, additional amounts until the date Liberty reaches a certain rate of return or the “Flip Date”, and 22.60% of both dividends and taxable loss generated thereafter.

(2)	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.

(3)	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.

(4)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).

(5)	Algerian Energy Company, SPA owns 49% of Skikda and Valoriza Agua, S.L. owns the remaining 16.83%.

(6)	Algerian Energy Company, SPA owns 49% of Honaine and Valoriza Agua, S.L. owns the remaining 25.5%.

(7)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state owned company, holds 20% of the shares in Seville PV.

(8)	Certain contracts denominated in U.S. dollars are payable in local currency.

(9)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.

(10)	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.

(11)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.

(12)	As of December 31, 2017.
* Commercial Operation Date (“COD”).

On November 27, 2015 Abengoa, reported that, it filed a communication pursuant to article 5 bis of the Spanish Insolvency Law 22/2003 with the Mercantile Court of Seville nº 2. On November 8, 2016, the Judge of the Mercantile Court of Seville declared judicial approval of Abengoa´s restructuring agreement, extending the terms of the agreement to those creditors who had not approved the restructuring agreement.

On February 3, 2017, Abengoa announced it obtained approval from creditors representing 94% of its financial debt after the supplemental accession period. On March 31, 2017 Abengoa announced the completion of the restructuring. As a result, Atlantica Yield received Abengoa debt and equity instruments in exchange of the guarantee previously provided by Abengoa regarding the preferred equity investment in ACBH. In addition, the Company invested in Abengoa´s issuance of asset-backed notes (the “New Money 1 Tradable Notes”) in order to convert the junior status of the Abengoa debt received into senior debt (see Note 8).

The financing arrangement of Kaxu contained as of December 31, 2016 cross-default provisions related to Abengoa, such that debt defaults by Abengoa, subject to certain threshold amounts and/or a restructuring process, could trigger defaults under such project financing arrangement. In March 2017, the Company signed a waiver which gives clearance to cross-default that might have arisen from Abengoa insolvency and restructuring up to that date, but does not extend to potential future cross-default events.

The financing arrangement of Cadonal also contained cross-default provisions with Abengoa and a waiver was obtained in 2016, subject to certain conditions. These conditions were met in October 2017.

In addition, as of December 31, 2016 the financing arrangements of Kaxu, ACT, Solana and Mojave contained a change of ownership clause that would be triggered if Abengoa ceased to own at least 35% of Atlantica Yield's shares (30% in the case of Solana and Mojave). Based on the most recent public information, Abengoa currently owns 41.47% of Atlantica Yield shares and 41.44% of the outstanding shares have been pledged as guarantee of the New Money 1 Tradable Notes and loans. On November 1, 2017 Abengoa announced it has reached an agreement with Algonquin Power & Utilities Corp. (“Algonquin”) to sell a 25% stake in Atlantica Yield subject to conditions precedent. Additionally, Abengoa has communicated that it intends to sell its remaining 16.5% stake over the upcoming months in a private transaction subject to approval by the U.S. Department of Energy (the “DOE”). Algonquin has an option to purchase this remaining stake until March 2018. If Abengoa ceases to comply with its obligation to maintain its 30% ownership of Atlantica Yield 's shares, such reduced ownership would put the Company in breach of covenants under the applicable project financing arrangements.

In the case of Solana and Mojave, a forbearance agreement signed with the DOE in 2016 with respect to these assets allows reductions of Abengoa’s ownership of the shares of the Company if it results from (i) a sale or other disposition at any time pursuant and in connection with a subsequent insolvency proceeding by Abengoa, or (ii) capital increases by the Company. In other events of reduction of ownership by Abengoa below the minimum ownership threshold such as sales of stake in Atlantica Yield by Abengoa, the available DOE remedies will not include debt acceleration, but DOE remedies available could include limitations on distributions to the Company from Solana and Mojave. In addition, the minimum ownership threshold for Abengoa’s ownership of the shares of the Company has been reduced from 35% to 30%. In November 2017, in the context of the agreement reached between Abengoa and Algonquin for the acquisition by Algonquin of 25% of the shares of the Company and based on the obligations of Abengoa under the EPC contract the Company signed a consent with the DOE which reduces this minimum ownership required by Abengoa in Atlantica Yield to 16%, subject to certain conditions precedent most of which are beyond the control of Atlantica Yield (see Note 10).

In the case of Kaxu, in March 2017 the Company signed a waiver, which allows reduction of ownership by Abengoa below the 35% threshold if it is done in the context of the restructuring plan. Additionally, the Company obtained in October 2017 the waiver for ACT

Additionally, on February 10, 2017, the Company issued senior secured notes (the “Note Issuance Facility”) with a group of funds managed by Westbourne Capital as purchasers of the notes issued thereunder for a total amount of €275 million (approximately $330 million as of December 31, 2017). The proceeds of the Note Issuance Facility were used to fully repay Tranche B under the Company´s Credit Facility, which was then canceled (see Note 14).

These consolidated financial statements were approved by the Board of Directors of the Company on February 27, 2018.